Property and Equipment - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property and Equipment [Line Items]
Less: Accumulated depreciation	¥ (5,889)	$ (843)	¥ (8,629)
Total property and equipment, net	2,356	337	8,847
Vehicles [Member]
Property and Equipment [Line Items]
property and equipment, gross	2,404	344	11,647
Electronic equipment [Member]
Property and Equipment [Line Items]
property and equipment, gross	4,943	707	4,931
Leasehold improvement [Member]
Property and Equipment [Line Items]
property and equipment, gross	417	60	417
Furniture [Member]
Property and Equipment [Line Items]
property and equipment, gross	¥ 481	$ 69	¥ 481